STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2023

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 99.38%

Petroleum Refining-11.80%
   Chevron Corp.                             9,466        $ 1,596,157
   Valero Energy Corp                       11,028          1,562,778
                                                            ---------
                                                            3,158,935

Pharmaceutical Preps-9.27%
   AbbVie Inc.                               8,637          1,287,431
   Pfizer Inc.                              36,025          1,194,949
                                                            ---------
                                                            2,482,380

National Commercial Banks-8.95%
   Bank of America				  44,380		1,215,124
   Citigroup Inc.					  15,300		  629,289
   Wells Fargo                              13,500            551,610
                                                            ---------
										2,396,023
Telephone Communications, Except
Radiotelephone-8.77%
      AT&T                                  83,429          1,253,104
      Verizon                               33,788          1,095,069
                                                            ---------
                                                            2,348,173

Pipe Lines-6.89%
   HF Sinclair Corp				  32,395		1,844,247

Computer and Office Equipment-5.88%
   International Business Machines Corp.    11,216		1,573,605

Semi-Conductors and Related Devices-5.22%
   Intel Corp					  39,326          1,398,039

Canned, Frozen & Preserved Fruit, Veg-4.70%
   Kraft Heinz Company				  37,437		1,259,381

Biolog Prod-4.68%
   Amgen Inc.					   4,659		1,252,153

Computer Communications Equipment-4.68%
   Cisco Systems Inc.				  23,296		1,252,393

Cigarettes-4.50%
   Altria Group 					  28,623		1,203,597


-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2023



DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------
Electronic Computers-4.42%
   Apple Inc.                                6,917          1,184,260

Engine/Turbine-4.38%
   British American Tobacco Industries      37,343		1,172,944

Paper Prods-4.14%
   Kimberly-Clark Corp				   9,172		1,108,436

Raw Farm Food-3.52%
   Universal Corp.                          19,956            942,123

Gold and Silver Ores-3.42%
   Newmont Corp.					  24,790		  915,991

Retail Drug Store-3.16%
  Walgreens Boots Alliance                  38,085            847,010




   Total common stocks (cost $23,218,645)               $  26,339,690
							                 ----------





SHORT-TERM INVESTMENTS ? 1.36%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%  365,043    	 $      365,043
                                                            ---------

   Total short-term investments (cost $  365,043    )		  365,043
                                                            ---------

Total investment securities ?  99.73% (cost $23,583,688)   26,704,733

Other assets less liabilities ? 0.27%                          71,412
                                                             --------

Net assets - 100.00%                                   $   26,776,144
                                                         ============







FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2023:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $26,339,689          $          0
         Short term investments         365,043				  0
                                    -----------          ------------
            Total Level 1:           26,704,732				  0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $26,704,732          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of September 30, 2023, the Fund did not own any other financial instruments.